20. Taxes and contributions payable and taxes payable in installments (Details Narrative) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
PERT Program And Federal Taxes Installment Payment Program [Member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Recognition loss	R$ 183